Leasehold Improvement and Equipment, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of Leasehold Improvement and Equipment

	June 30, 2019	December 31, 2018
	(Unaudited)	(Audited)
Furniture and education equipment	$32,172	$36,861
Computer equipment and software	44,034	15,529
Leasehold improvements	79,934	-
	$156,140	$52,390
Less: accumulated depreciation	(34,914)	(28,198)
	$121,226	$24,192

	As of December 31,
	2018	2017
Furniture and education equipment	$36,861	$-
Computer equipment and software	15,529	-
	$52,390	$-
Less: accumulated depreciation	(28,198)	-
	$24,192	$-